Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Floating Rate Fund

Mark L. Rigazio has been added as portfolio manager of the fund and, together with James T. Anderson and Eric S. Meyer, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Floating Rate Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for James T. Anderson and Eric S. Meyer is provided as of May 31, 2015 and the information for Mark L. Rigazio is provided as of March 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
James T. Anderson	$100,001 - $500,000	Over $1,000,000
Eric S. Meyer	$100,001 - $500,000	$100,001 - $500,000
Mark L. Rigazio	$0	$50,001 - $100,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
James T. Anderson	0	$0	0	$0
Eric S. Meyer	3	$2,739,987,401	0	$0
Mark L. Rigazio	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
James T. Anderson	4	$1,434,314,358	4	$1,434,314,358
Eric S. Meyer	4	$1,434,314,358	4	$1,434,314,358
Mark L. Rigazio	0	$0	0	$0

May 17, 2016

SAISTKR-263

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
James T. Anderson	7	$869,342,884	0	$0
Eric S. Meyer	8	$920,315,042	0	$0
Mark L. Rigazio	0	$0	0	$0

Please Retain This Supplement for Future Reference